Fees Summary	Jul. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,497,480,500.00
Previously Paid Amount	0.00
Total Fee Amount	535,464.26
Total Offset Amount	0.00
Net Fee	535,464.26
Narrative - Max Aggregate Offering Price	$ 3,497,480,500.00
Final Prospectus	true